Note 11 - Commitments and Contingencies (Tables)	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2022	2021	2021

Loan commitments	$315,764	$296,248	$270,687
Letters of credit	51,131	46,462	48,290

	$366,895	$342,710	$318,977